Company Business (Tables)	12 Months Ended
Dec. 31, 2020
IFRS Text Block [Abstract]
Summary of Significant Investments in Subsidiaries

The following is a description of the Company’s businesses, along with its interest ownership in each reportable segment:

	% Ownership
Business	2020		2019		Activities
Coca-Cola FEMSA, S.A.B. de C.V. and subsidiaries (“Coca-Cola FEMSA”)	47.2% (56.0% of the voting shares)	(1)	47.2% (63.0% of the voting shares)	(1)

Production, distribution and marketing of certain  Coca-Cola trademark beverages in Mexico, Guatemala, Nicaragua, Costa Rica, Panama, Colombia, Venezuela, Brazil, Argentina and Uruguay (see Note 4). As of December 31, 2020, The Coca-Cola Company (“TCCC”) indirectly owns 27.8% of Coca-Cola FEMSA’s capital stock. In addition, shares representing 25% of Coca-Cola FEMSA’s capital stock are traded on the Bolsa Mexicana de Valores (Mexican Stock Exchange “BMV”) and on the New York Stock Exchange, Inc. (“NYSE”) in the form of American Depositary Shares (“ADS”).

FEMSA Comercio – Proximity Division	100%		100%		Small-box retail chain format operations in Mexico, Colombia, Peru, United States, Chile and Brazil, mainly under the trade name “OXXO.”
FEMSA Comercio – Fuel Division	100%		100%		Retail service stations for fuels, motor oils, lubricants and car care products under the trade name “OXXO Gas” with operations in Mexico.
FEMSA Comercio – Health Division	100%	(2)	Various	(2)	Drugstores operations in Chile, Colombia and Ecuador, mainly under the trademark “Cruz Verde”, “Fybeca” and “Sana Sana”; and in Mexico under various brands such as “YZA”,” La Moderna” and “Farmacon.”
Heineken investment	14.8%		14.8%		Heineken N.V. and Heineken Holding N.V. shares, which represents an aggregate of 14.8% economic interest in both entities (“Heineken Group”).
Other businesses	Various (3)		100%

Companies engaged in the production and distribution of coolers, commercial refrigeration equipment, plastic cases, food processing, preservation and weighing equipment; logistic transportation and maintenance services to FEMSA’s subsidiaries and to third parties; as well as a specialized distribution platform for cleaning products and consumables.

(1)

The Company controls Coca-Cola FEMSA’s relevant activities. On January 31, 2019, Coca-Cola FEMSA, S.A.B. de C.V. Extraordinary General Shareholders’ Meeting approved the following: (i) an eight-for-one stock split (the “Stock Split”) of each series of shares of the Company; (ii) the issuance of Series B ordinary shares with full voting rights; and (iii) the creation of units, comprised of 3 Series B shares and 5 Series L shares, to be listed for trading on the Mexican Stock Exchange and in the form of American depositary shares on the New York Stock Exchange.

(2)

The former shareholders of Farmacias YZA had a 18.6% stake in Cadena Comercial de Farmacias, S.A.P.I. de C.V., a subsidiary of FEMSA that holds all pharmacy business in Mexico (which we refer to as “CCF”). On November 13, 2019, FEMSA completed the acquisition of the remaining interest in Farmacias YZA. In 2018, FEMSA had 60% interest on Grupo Socofar (“Socofar”). As of December 13, 2019, FEMSA recognized the remaining 40% interest in Grupo Socofar (“Socofar”) following the exercise of a put right by the minority partner to sell its non - controlling interest in Socofar.

On May 15, 2020, the Company completed the acquisition of the specialized distribution business of cleaning products and consumables in the United States, through the controlling interest of NW Synergy, which includes WAXIE and North American Corporation (“North American”). Additionally, on December 31, 2020, the Company completed the acquisition of Southeastern Paper Group (“SEPG”), increasing its specialized distribution footprint in the United States. See Note 4.1.